TRADE RECEIVABLES AND OTHER - Contract Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	€ 16	€ 28
Contract assets, Current	2	2
Unbilled tooling costs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	16	26
Contract assets, Current	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	0	2
Contract assets, Current	€ 2	€ 2